SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
Schedule of Stock Option Plan Activity
A summary of the status of the Company's option plans as of December 31, 2013 and 2012 and the changes during the years ended on that dates is presented below:

	Year ended December 31, 2012
	Amount of options (*)	Weighted average exercise price (*)	Aggregate intrinsic value

Options outstanding at beginning of year	1,736,822	11.48
Changes during the year:
Granted	879,529	10.29
Exercised	(147)	11.05
Forfeited or cancelled	(542,620)	12.75
Options outstanding at the year end	2,073,584	10.54	$2,587

Options vested and expected to vest at the year end	1,732,251	10.63	$2,385

Options exercisable at the year end	1,035,790	10.88	$1,973

(*) Adjusted to reflect reverse split and share dividend (see Note 19)

	Year ended December 31, 2013
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of period	2,073,584	10.54
Changes during the period:
Granted	552,647	10.8
Exercised	(588)	22.44
Forfeited or cancelled	(264,310)	17.97
Options outstanding at the period end	2,361,333	9.78	14,041

Options vested and expected to vest at the period end	2,228,632	9.73	13,821

Options exercisable at the period end	1,255,494	9.12	8,762

Schedule of Stock Options Outstanding by Exercise Price Range
The options outstanding as of December 31, 2012 and 2013, have been separated into ranges of exercise prices, as follows:

Range of exercise prices	Options outstanding as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$

0- 9.99	1,019,426	4.22	8.7	917,516	4.17	8.70
10.00-14.99	1,023,648	6.18	10.50	87,764	2.80	12.50
15.00 and above	30,510	0.22	74.10	30,510	0.22	74.10
	2,073,584	5.13		1,035,790	3.94

                                (*) Adjusted to reflect reverse split and share dividend (see Note 19)

Range of exercise prices	Options outstanding as of December 31, 2013	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2013	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$

0 - 9.99	933,862	3.04	8.66	915,814	3.03	8.65
10.00 - 14.99	1,427,471	5.99	10.51	339,680	5.32	10.38
15.00 and above	-	-	-	-	-	-
	2,361,333	4.82		1,255,494	3.65

(*) Adjusted to reflect reverse split and share dividend (see Note 19)